Item 1. Schedule of Investments:
--------------------------------
Putnam Convertible Income-Growth Trust

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Convertible Income-Growth Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio

January 31, 2005 (Unaudited)

Convertible bonds and notes (55.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                   Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (1.9%)
-----------------------------------------------------------------------------------------------------------
     $5,500,000  Interpublic Group Companies, Inc. 144A
                 cv. notes 4 1/2s, 2023                                                          $7,033,125
      6,700,000  Lamar Advertising Co. cv. sr. notes 2
                 7/8s, 2010                                                                       7,336,500
                                                                                              -------------
                                                                                                 14,369,625

Aerospace and Defense (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,800,000  United Industrial Corp./New York cv. sr.
                 notes 3 3/4s, 2024                                                               4,336,750

Banking (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,350,000  Ocwen Financial Corp. 144A cv. sr. notes
                 3 1/4s, 2024                                                                     2,338,250

Biotechnology (2.4%)
-----------------------------------------------------------------------------------------------------------
      5,300,000  Amgen, Inc. cv. Liquid Yield Option
                 Notes (LYON) zero %, 2032                                                        3,922,000
      2,500,000  Amylin Pharmaceuticals, Inc. 144A cv.
                 sr. notes 2 1/2s, 2011                                                           2,550,000
      3,700,000  Amylin Pharmaceuticals, Inc. 144A cv.
                 sr. notes 2 1/4s, 2008                                                           3,755,500
        600,000  Celgene Corp. cv. sr. notes 1 3/4s, 2008                                           784,500
      2,100,000  Celgene Corp. 144A cv. sr. notes 1 3/4s,
                 2008                                                                             2,745,750
      5,350,000  MGI Pharma, Inc. 144A cv. sr. sub. notes
                 stepped-coupon 1.682s (zero %, 3/2/11),
                 2024 (STP)                                                                       3,918,875
                                                                                              -------------
                                                                                                 17,676,625

Building Materials (1.9%)
-----------------------------------------------------------------------------------------------------------
     29,100,000  Masco Corp. cv. sr. notes Ser. B, zero %, 2031                                  14,477,250

Cable Television (0.9%)
-----------------------------------------------------------------------------------------------------------
      7,025,000  Charter Communications, Inc. 144A cv.
                 sr. notes 5 7/8s, 2009                                                           6,375,188

Coal (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,200,000  Massey Energy Co. 144A cv. sr. notes 2
                 1/4s, 2024                                                                       4,376,000

Communications Equipment (0.9%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Lucent Technologies, Inc. cv. debs. Ser.
                 A, 2 3/4s, 2023                                                                  6,888,750

Computers (3.3%)
-----------------------------------------------------------------------------------------------------------
     21,000,000  Anixter International, Inc. cv. LYON
                 Ser. *, zero %, 2033                                                            10,605,000
      3,000,000  Cray, Inc. 144A cv. sr. sub. notes 3s,
                 2024                                                                             3,318,750
      3,500,000  Gateway, Inc. 144A cv. sr. notes 2s,
                 2011                                                                             3,071,250
      2,500,000  Gateway, Inc. 144A cv. sr. notes 1 1/2s,
                 2009                                                                             2,237,500
      2,900,000  MSC Software Corp. 144A cv. notes 2
                 1/2s, 2008                                                                       3,708,375
      4,000,000  Open Solutions, Inc. 144A cv. sr. sub.
                 notes stepped-coupon 1.467s (zero %,
                 2/2/12), 2035 (STP)                                                              2,270,800
                                                                                              -------------
                                                                                                 25,211,675

Conglomerates (2.7%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Tyco International Group SA cv. company
                 guaranty Ser. A, 2 3/4s, 2018
                 (Luxembourg)                                                                     6,390,000
      8,900,000  Tyco International Group SA 144A cv.
                 company guaranty Ser. A, 2 3/4s, 2018
                 (Luxembourg)                                                                    14,217,750
                                                                                              -------------
                                                                                                 20,607,750

Consumer Finance (1.9%)
-----------------------------------------------------------------------------------------------------------
     10,100,000  Providian Financial Corp. cv. notes 4s,
                 2008                                                                            14,089,500

Electric Utilities (2.7%)
-----------------------------------------------------------------------------------------------------------
        327,500  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                    11,985,518
      2,600,000  Sierra Pacific Resources cv. notes 7
                 1/4s, 2010                                                                       6,080,750
      1,125,000  Sierra Pacific Resources 144A cv. notes
                 7 1/4s, 2010                                                                     2,631,094
                                                                                              -------------
                                                                                                 20,697,362

Electronics (6.5%)
-----------------------------------------------------------------------------------------------------------
      7,300,000  Agere Systems, Inc. cv. notes 6 1/2s,
                 2009                                                                             7,801,875
      6,800,000  Flextronics International, Ltd. cv. sub.
                 notes 1s, 2010                                                                   7,553,984
      7,300,000  Kulicke & Soffa Industries, Inc. cv.
                 sub. notes 1/2s, 2008                                                            5,557,125
     12,100,000  Liberty Media Corp. cv. sr. notes 3
                 1/2s, 2031                                                                      10,829,500
      1,300,000  Solectron Corp. cv. sr. notes 1/2s, 2034                                         1,101,750
      4,000,000  Solectron Corp. 144A cv. sr. notes 1/2s,
                 2034                                                                             3,390,000
      1,400,000  Vishay Intertechnology, Inc. cv. sub.
                 notes 3 5/8s, 2023                                                               1,461,250
     11,000,000  Vishay Intertechnology, Inc. 144A cv.
                 sub. notes 3 5/8s, 2023                                                         11,481,250
                                                                                              -------------
                                                                                                 49,176,734

Energy (1.2%)
-----------------------------------------------------------------------------------------------------------
      7,100,000  Halliburton Co. cv. sr. notes 3 1/8s,
                 2023                                                                             8,910,500

Entertainment (1.5%)
-----------------------------------------------------------------------------------------------------------
      8,700,000  Regal Entertainment Group 144A cv. notes
                 3 3/4s, 2008                                                                    11,603,625

Food (2.1%)
-----------------------------------------------------------------------------------------------------------
     14,375,000  General Mills, Inc. cv. debs. zero %,
                 2022                                                                            10,457,813
      7,400,000  General Mills, Inc. 144A cv. bonds zero %, 2022                                  5,383,500
                                                                                              -------------
                                                                                                 15,841,313

Health Care Services (3.2%)
-----------------------------------------------------------------------------------------------------------
      3,800,000  Manor Care, Inc. cv. company guaranty 2
                 5/8s, 2023                                                                       4,773,750
      3,500,000  Manor Care, Inc. 144A cv. company
                 guaranty 2 5/8s, 2023                                                            4,396,875
      3,500,000  Option Care, Inc. 144A cv. sr. notes 2
                 1/4s, 2024                                                                       4,143,125
      3,500,000  Per-Se Technologies, Inc. 144A cv. notes
                 3 1/4s, 2024                                                                     3,823,750
     12,400,000  Universal Health Services, Inc. cv.
                 debs. 0.426s, 2020                                                               7,083,500
                                                                                              -------------
                                                                                                 24,221,000

Investment Banking/Brokerage (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,900,000  Legg Mason, Inc. cv. LYON zero %, 2031                                           2,595,500
      5,800,000  Legg Mason, Inc. 144A cv. LYON zero %,
                 2031                                                                             5,191,000
                                                                                              -------------
                                                                                                  7,786,500

Lodging/Tourism (1.9%)
-----------------------------------------------------------------------------------------------------------
      7,500,000  Hilton Hotels Corp. 144A cv. notes 3
                 3/8s, 2023                                                                       8,728,125
      5,400,000  Scientific Games Corp. 144A cv. company
                 guaranty 3/4s, 2024                                                              5,811,750
                                                                                              -------------
                                                                                                 14,539,875

Manufacturing (1.4%)
-----------------------------------------------------------------------------------------------------------
      7,930,000  Titan International, Inc. 144A cv. sr.
                 notes 5 1/4s, 2009                                                              10,467,600

Medical Technology (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,720,000  Atherogenics, Inc. 144A cv. sr. notes 1
                 1/2s, 2012                                                                       3,594,450
      3,650,000  Cytyc Corp. 144A cv. sr. notes 2 1/4s,
                 2024                                                                             4,161,000
      4,300,000  Epix Medical, Inc. 144A cv. sr. notes
                 3s, 2024                                                                         3,284,125
                                                                                              -------------
                                                                                                 11,039,575

Metals (0.5%)
-----------------------------------------------------------------------------------------------------------
      4,600,000  Coeur D'alene Mines Corp. cv. sr. notes
                 1 1/4s, 2024                                                                     3,864,000

Oil & Gas (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  McMoran Exploration Co. 144A cv. notes
                 6s, 2008                                                                         4,267,500

Pharmaceuticals (2.8%)
-----------------------------------------------------------------------------------------------------------
        800,000  Allergan, Inc. cv. sr. notes zero %,
                 2022                                                                               747,000
      4,500,000  Allergan, Inc. 144A cv. sr. notes zero %, 2022                                   4,201,875
     11,600,000  Alza Corp. cv. sub. debs. zero %, 2020                                          10,309,500
      6,000,000  King Pharmaceuticals, Inc. cv. sr. notes
                 FRN 2 3/4s, 2021                                                                 5,767,500
                                                                                              -------------
                                                                                                 21,025,875

Restaurants (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,400,000  CKE Restaurants, Inc. 144A cv. sub.
                 notes 4s, 2023                                                                   4,257,000

Retail (3.8%)
-----------------------------------------------------------------------------------------------------------
      5,100,000  Dress Barn 144A cv. sr. notes 2 1/2s,
                 2024                                                                             5,763,000
      8,200,000  Lowe's Cos., Inc. cv. LYON zero %, 2021                                          7,697,750
      7,510,000  Rite Aid Corp. cv. notes 4 3/4s, 2006                                            7,481,838
      3,700,000  TJX Companies, Inc. (The) cv. LYON zero %, 2021                                  3,200,500
      5,200,000  TJX Companies, Inc. (The) 144A cv. LYON
                 zero %, 2021                                                                     4,498,000
                                                                                              -------------
                                                                                                 28,641,088

Shipping (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  OMI Corp. 144A cv. sr. notes 2 7/8s,
                 2024                                                                             3,434,375

Technology (0.7%)
-----------------------------------------------------------------------------------------------------------
      7,500,000  ON Semiconductor Corp. cv. sr. sub.
                 notes zero %, 2024                                                               5,521,875

Technology Services (3.7%)
-----------------------------------------------------------------------------------------------------------
      7,300,000  DST Systems, Inc. 144A cv. sr. notes
                 Ser. A, 4 1/8s, 2023                                                             9,125,000
      7,500,000  Fair, Isaac and Co., Inc. 144A cv. notes
                 1 1/2s, 2023                                                                     7,631,250
      3,000,000  Mercury Computer Systems, Inc. 144A cv.
                 sr. notes 2s, 2024                                                               3,558,750
     10,500,000  Safeguard Scientifics, Inc. 144A cv. sr.
                 notes 2 5/8s, 2024                                                               7,599,375
                                                                                              -------------
                                                                                                 27,914,375

Telecommunications (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,200,000  Leucadia National Corp. cv. sr. sub.
                 notes 3 3/4s, 2014                                                               1,317,000
      4,000,000  Leucadia National Corp. 144A cv. sr.
                 sub. notes 3 3/4s, 2014                                                          4,390,000
      4,000,000  NII Holdings, Inc. 144A cv. sr. notes 2
                 7/8s, 2034                                                                       4,875,000
                                                                                              -------------
                                                                                                 10,582,000

Textiles (0.6%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Armor Holdings, Inc. cv. sr. sub. notes
                 stepped-coupon 2s (zero %, 11/1/11), 2024
                 (STP)                                                                            4,310,000
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $377,697,969)                        $418,849,535

Convertible preferred stocks (42.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Aerospace and Defense (3.1%)
-----------------------------------------------------------------------------------------------------------
        181,500  Northrop Grumman Corp. Ser. B, $7.00
                 cum. cv. pfd.                                                                  $23,640,375

Agency (2.0%)
-----------------------------------------------------------------------------------------------------------
            148  Fannie Mae $1.344 cv. pfd.                                                      15,318,000

Automotive (1.9%)
-----------------------------------------------------------------------------------------------------------
        289,400  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                             14,397,650

Banking (3.6%)
-----------------------------------------------------------------------------------------------------------
         75,950  State Street Corp. 6.75% cv. pfd.                                               15,434,559
        210,500  Washington Mutual Capital Trust I $2.688
                 cum. cv. pfd.                                                                   11,343,424
                                                                                              -------------
                                                                                                 26,777,983

Beverage (0.6%)
-----------------------------------------------------------------------------------------------------------
        110,100  Constellation Brands, Inc. Ser. A,
                 $1.438 cv. pfd.                                                                  4,459,050

Broadcasting (1.4%)
-----------------------------------------------------------------------------------------------------------
         88,000  Emmis Communications Corp. Ser. A,
                 $3.125 cum. cv. pfd.                                                             3,861,000
        160,200  Sinclair Broadcast Group, Inc. Ser. D,
                 $3.00 cv. pfd.                                                                   6,968,700
                                                                                              -------------
                                                                                                 10,829,700

Building Materials (1.0%)
-----------------------------------------------------------------------------------------------------------
        155,300  TXI Capital Trust I $2.75 cv. pfd.                                               7,842,650

Chemicals (1.0%)
-----------------------------------------------------------------------------------------------------------
        300,000  Celanese Corp. $1.125 cum. cv. pfd.                                              7,612,500

Combined Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
         68,130  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                             5,850,664

Electric Utilities (3.7%)
-----------------------------------------------------------------------------------------------------------
        127,000  Aquila, Inc. $1.688 cv. pfd.                                                     4,318,000
        130,000  FPL Group, Inc. $4.00 units cv. pfd.                                             7,962,500
        300,000  Great Plains Energy, Inc. $2.00 cum. cv.
                 pfd. (S)                                                                         7,950,000
        115,000  Public Service Enterprise Group, Inc.
                 $5.125 cv. pfd.                                                                  7,848,750
                                                                                              -------------
                                                                                                 28,079,250

Energy (0.6%)
-----------------------------------------------------------------------------------------------------------
         80,920  Hanover Compressor Capital Trust $3.625
                 cum. cv. pfd.                                                                    4,217,955

Forest Products and Packaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        326,900  Smurfit-Stone Container Corp. Ser. A,
                 $1.75 cum. cv. pfd.                                                              8,090,775

Health Care Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        128,200  Omnicare, Inc. $2.00 cv. pfd.                                                    6,410,000

Insurance (6.2%)
-----------------------------------------------------------------------------------------------------------
        407,600  Chubb Corp. (The) $1.75 cv. pfd.                                                11,616,600
        303,600  Conseco, Inc. $1.38 cum. cv. pfd.                                                7,665,900
          7,520  Fortis Insurance NV 144A 7.75% cv. pfd.
                 (Netherlands)                                                                    7,520,000
        198,700  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                            12,518,100
        316,100  XL Capital, Ltd. $1.625 cv. pfd. (Cayman
                 Islands) (S)                                                                     7,744,450
                                                                                              -------------
                                                                                                 47,065,050

Medical Technology (1.6%)
-----------------------------------------------------------------------------------------------------------
        225,000  Baxter International, Inc. $3.50 cv.
                 pfd. (S)                                                                        12,290,625

Metals (1.0%)
-----------------------------------------------------------------------------------------------------------
          7,985  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                              7,597,169

Natural Gas Utilities (3.1%)
-----------------------------------------------------------------------------------------------------------
        222,000  ONEOK, Inc. $2.125 units cv. pfd.                                                7,612,380
        272,600  Sempra Energy $2.125 units cv. pfd.                                              8,382,450
        100,890  Southern Union Co. $2.875 cv. pfd.                                               7,112,742
                                                                                              -------------
                                                                                                 23,107,572

Oil & Gas (2.1%)
-----------------------------------------------------------------------------------------------------------
        153,000  Amerada Hess Corp. $3.50 cv. pfd.                                               11,761,875
         43,600  Chesapeake Energy Corp. 144A $3.00 cv.
                 pfd.                                                                             4,058,288
                                                                                              -------------
                                                                                                 15,820,163

Pharmaceuticals (2.0%)
-----------------------------------------------------------------------------------------------------------
        283,500  Schering-Plough Corp. $3.00 cv. pfd.                                            14,635,688

Photography/Imaging (1.5%)
-----------------------------------------------------------------------------------------------------------
         81,140  Xerox Corp. 6.25% cv. pfd.                                                      11,156,750

Railroads (0.8%)
-----------------------------------------------------------------------------------------------------------
          9,200  Kansas City Southern Industries, Inc.
                 144A $4.25 cum. cv. pfd.                                                         5,959,300

Real Estate (1.1%)
-----------------------------------------------------------------------------------------------------------
        153,800  Host Marriott Financial Trust $3.375 cv.
                 pfd.                                                                             8,420,550

Telecommunications (1.0%)
-----------------------------------------------------------------------------------------------------------
        292,300  CenturyTel, Inc. $1.719 cv. pfd.                                                 7,307,500
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $289,448,248)                       $316,886,919

Common stocks (1.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        347,100  King Pharmaceuticals, Inc. (NON)                                                $3,648,021
        758,300  Service Corporation Intl. (NON)                                                  5,232,270
                                                                                              -------------
                 Total Common stocks  (cost $10,345,860)                                         $8,880,291

Short-term investments (2.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $12,211,346  Putnam Prime Money Market Fund (e)                                             $12,211,346
      8,538,631  Short-term investments held as collateral for loaned securities with yields ranging from 2.29% to 2.65% and
                 due dates ranging from February 1, 2005 to March 22,
                 2005 (d)                                                                         8,534,350
                                                                                              -------------
                 Total Short-term investments  (cost $20,745,696)                               $20,745,696
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $698,237,773) (b)                                     $765,362,441
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $753,069,767.

  (b) The aggregate identified cost on a tax basis is $698,237,773, resulting in gross unrealized appreciation and depreciation of $82,159,982 and $15,035,314, respectively, or net unrealized appreciation of $67,124,668.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $8,224,343. The fund received cash collateral of $8,534,350 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $41,824 for the period ended January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2005.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005